Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 1,752,957	₩ 1,644,898
Amortization	(656,429)	(570,868)
Disposals	(4,394)	(11,585)
Impairment loss	(54,833)	(134,397)
Reversal of impairment loss on intangible assets	242	1,975	₩ 1,152
Transfer from construction-in-progress	1,278
Effect of movements in exchange rates	5,739	8,116
Ending balance	1,773,955	1,752,957	1,644,898
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	493,608	502,755
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	235,787	314,038
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,680,075	5,147,300
Ending balance	6,138,330	5,680,075	5,147,300
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,643,902)	(3,319,117)
Ending balance	(4,032,078)	(3,643,902)	(3,319,117)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(283,216)	(183,285)
Ending balance	(332,297)	(283,216)	(183,285)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	897,656	928,318
Amortization	(187,819)	(192,983)
Disposals	(202)
Impairment loss	(1,633)	(34,901)
Effect of movements in exchange rates	2,433	10,108
Ending balance	828,779	897,656	928,318
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	118,344	187,114
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,074,083	1,873,027
Ending balance	2,189,071	2,074,083	1,873,027
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,115,014)	(915,764)
Ending balance	(1,299,655)	(1,115,014)	(915,764)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(61,413)	(28,945)
Ending balance	(60,637)	(61,413)	(28,945)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	211,573	228,861
Amortization	(105,285)	(105,615)
Disposals	(396)	(977)
Impairment loss	(425)	(17,799)
Transfer from construction-in-progress	115,275	85,319
Effect of movements in exchange rates	2,712	(2,957)
Ending balance	223,454	211,573	228,861
Software [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions		24,741
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,340,637	1,261,232
Ending balance	1,403,157	1,340,637	1,261,232
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,108,459)	(1,023,062)
Ending balance	(1,160,702)	(1,108,459)	(1,023,062)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(20,605)	(9,309)
Ending balance	(19,001)	(20,605)	(9,309)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	25,470	29,083
Disposals	(3,796)	(10,608)
Impairment loss		(42)
Reversal of impairment loss on intangible assets	242
Effect of movements in exchange rates	6	33
Ending balance	21,922	25,470	29,083
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions		7,004
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	27,170	30,742
Ending balance	23,463	27,170	30,742
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,700)	(1,659)
Ending balance	(1,541)	(1,700)	(1,659)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	565,219	389,215
Amortization	(363,162)	(272,102)
Impairment loss	(52,775)	(54,649)
Transfer from construction-in-progress	(1,429)
Ending balance	641,461	565,219	389,215
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	493,608	502,755
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,016,477	1,771,383
Ending balance	2,295,468	2,016,477	1,771,383
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,358,446)	(1,318,476)
Ending balance	(1,509,575)	(1,358,446)	(1,318,476)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(92,812)	(63,692)
Ending balance	(144,432)	(92,812)	(63,692)
Construction -in-progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	28,169	19,562
Transfer from construction-in-progress	(112,568)	(85,319)
Effect of movements in exchange rates	(8)	(1,253)
Ending balance	33,036	28,169	19,562
Construction -in-progress [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	117,443	95,179
Construction -in-progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	28,169	19,562
Ending balance	33,036	28,169	19,562
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(37,491)	(37,491)
Ending balance	(37,491)	(37,491)	(37,491)
Customer relationships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(21,685)	(21,685)
Ending balance	(21,685)	(21,685)	(21,685)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,309	1,520
Amortization	(163)	(168)
Impairment loss		(43)
Ending balance	1,146	1,309	1,520
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,763	12,763
Ending balance	12,763	12,763	12,763
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,411)	(11,243)
Ending balance	(11,574)	(11,411)	(11,243)
Technology [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(43)
Ending balance	(43)	(43)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	23,561	48,339
Impairment loss		(26,963)
Effect of movements in exchange rates	596	2,185
Ending balance	24,157	23,561	48,339
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	108,519	106,334
Ending balance	109,115	108,519	106,334
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(84,958)	(57,995)
Ending balance	(84,958)	(84,958)	(57,995)
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,081	13,081
Ending balance	13,081	13,081	13,081
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,081)	(13,081)
Ending balance	₩ (13,081)	₩ (13,081)	₩ (13,081)